Financial Instruments-risk management (Schedule of Capital Structure Balance) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments-risk management
Total Equity	$ 245,797	$ 203,291	$ 176,020	$ 115,585
Net Debt	455,411	389,583
Working capital	$ 82,454	$ 61,438